                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------


Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):     [   ] is a restatement.
                                          [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Chesley, Taft & Associates, LLC
Address:          10 South LaSalle Street, Suite 3250
                  Chicago, Illinois 60603




Form 13F File Number:  28-10082


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260


Signature, Place, and Date of Signing:

         /s/ Faris F. Chesley         Chicago, Illinois         October 31, 2005



Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:            126

Form 13F Information Table Value Total:         373024
                                             (thousands)

List of Other Included Managers:             NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

FORM 13F
30-Sep-05

                           FORM 13F INFORMATION TABLE

                                                                                                  Voting Authority
                                                                                                  ----------------
                                Title of                Value      Shares/   Sh/   Put/  Invstmt   Other
Name of Issuer                   class        CUSIP     (x$1000)   Prn Amt   Prn   Call  Dscretn  Managers  Sole    Shared     None
------------------------------  --------    ---------   --------   --------  ---   ----  -------  -------- -------  -------  -------

3M Company                        COM       88579y101     4314       58807   SH    Sole                      46017             12790
Abbott Labs                       COM       002824100     1369       32288   SH    Sole                      23488              8800
Accenture, Ltd.                   COM       G1150G111     2175       85430   SH    Sole                      70730             14700
Adobe Systems Inc.                COM       00724F101     2463       82515   SH    Sole                      68690             13825
Advance Auto Parts, Inc.          COM       00751Y106    11824      305687   SH    Sole                      63185            242502
Alcon Inc.                        COM       h01301102      345        2700   SH    Sole                        450              2250
Altera Corp                       COM       021441100      600       31418   SH    Sole                      24278              7140
Altria Group Inc.                 COM       02209s103      470        6381   SH    Sole                       5981               400
Amerada Hess Corporation          COM       023551104      260        1892   SH    Sole                       1892
American Express                  COM       025816109      537        9350   SH    Sole                       8750               600
American International Group      COM       026874107      299        4830   SH    Sole                       3870               960
Amgen, Inc.                       COM       031162100     1848       23195   SH    Sole                      18645              4550
Anteon International Corporati    COM       03674E108     3560       83250   SH    Sole                       3250             80000
Apache Corp                       COM       037411105      822       10925   SH    Sole                       8550              2375
Autodesk, Inc.                    COM       052769106     5103      109892   SH    Sole                      88442             21450
BP PLC ADR United Kingdom         COM       055622104     5218       73644   SH    Sole                       8441             65203
Bank of America Corporation       COM       060505104     7507      178320   SH    Sole                      22721            155599
Becton Dickinson & Company        COM       075887109      220        4200   SH    Sole                       4200
Bed Bath & Beyond, Inc.           COM       075896100     9059      225454   SH    Sole                      69870            155584
Biomet, Inc                       COM       090613100      368       10600   SH    Sole                       2000              8600
Capital One Financial Corp        COM       14040H105      203        2550   SH    Sole                       2200               350
Caremark RX Inc                   COM       141705103    15174      303900   SH    Sole                      73255            230645
Century Telephone Enterprises     COM       156700106      262        7504   SH    Sole                       3117              4387
ChevronTexaco Corp                COM       166764100     9187      141935   SH    Sole                      41921            100014
Cisco Systems                     COM       17275R102     1736       96883   SH    Sole                      71208             25675
Citigroup Inc.                    COM       172967101     1073       23572   SH    Sole                      13626              9946
Coca-Cola Co                      COM       191216100      749       17345   SH    Sole                      11670              5675


Cognizant Technology Solutions    COM       192446102     1635       35095   SH    Sole                      27520              7575
Cognos, Inc.                      COM       19244c109      696       17875   SH    Sole                      16625              1250
Colgate Palmolive Company         COM       194162103      233        4405   SH    Sole                       4405
Comcast Corp-Cl A                 COM       20030N101     5417      184371   SH    Sole                      12110            172261
Consolidated Communications Ho    COM       209034107     1254       92200   SH    Sole                      41800             50400
Consolidated Edison, Inc.         COM       209115104      226        4656   SH    Sole                       1856              2800
Consolidated-Tomoka Land Co.      COM       210226106      419        6159   SH    Sole                                         6159
Covance, Inc.                     COM       222816100     7742      161325   SH    Sole                      37400            123925
Danaher Corp                      COM       235851102     3169       58865   SH    Sole                      48250             10615
Dell Inc.                         COM       247025109     6586      192562   SH    Sole                      58287            134275
Devon Energy Corporation          COM       25179m103     3531       51445   SH    Sole                       6720             44725
Dow Chemical Corporation          COM       260543103      338        8100   SH    Sole                       3500              4600
EMC Corporation                   COM       268648102     6556      506670   SH    Sole                     146420            360250
Ecolab Inc.                       COM       278865100     1259       39425   SH    Sole                      31300              8125
Emerson Electric                  COM       291011104      531        7400   SH    Sole                       4850              2550
Express Scripts Inc Cl A          COM       302182100     6287      101080   SH    Sole                      84330             16750
Exxon Mobil Corp                  COM       30231G102     9206      144884   SH    Sole                      36768            108116
FedEx Corp                        COM       31428x106     6460       74140   SH    Sole                      21250             52890
Fiserv Inc.                       COM       337738108      532       11599   SH    Sole                       6137              5462
Fisher Scientific Internationa    COM       338032204     7014      113030   SH    Sole                      31105             81925
Fortune Brands                    COM       349631101     6441       79190   SH    Sole                      15265             63925
Freddie Mac                       COM       313400301      419        7425   SH    Sole                       6425              1000
General Electric Co.              COM       369604103     9841      292280   SH    Sole                     113567            178713
Grainger WW Inc                   COM       384802104      403        6405   SH    Sole                       3955              2450
Harley Davidson Inc.              COM       412822108     1641       33871   SH    Sole                      23746             10125
Headwaters, Inc.                  COM       42210P102      329        8800   SH    Sole                                         8800
Health Grades, Inc.               COM       42218Q102       45       10000   SH    Sole                                        10000
Health Management Associates,     COM       421933102      259       11047   SH    Sole                       8547              2500
Hormel Foods Corp                 COM       440452100      231        7000   SH    Sole                                         7000
Illinois Tool Works               COM       452308109     2934       35631   SH    Sole                      28956              6675
Intel Corporation                 COM       458140100     3668      148809   SH    Sole                     110739             38070
International Business Machine    COM       459200101    10400      129648   SH    Sole                      39640             90008
JPMorgan Chase & Co.              COM       46625h100     6577      193826   SH    Sole                      30464            163362
Jacobs Engineering                COM       469814107     3587       53215   SH    Sole                      47415              5800
Johnson & Johnson                 COM       478160104     8974      141818   SH    Sole                      52550             89268
Johnson Controls, Inc.            COM       478366107     3454       55663   SH    Sole                      47788              7875
Kimberly Clark Corporation        COM       494368103      692       11620   SH    Sole                       7520              4100


L-3 Communications Holdings, I    COM       502424104      998       12620   SH    Sole                      11870               750
Liberty Media Corporation         COM       530718105      114       14111   SH    Sole                       3111             11000
Linear Technology Corp            COM       535678106      660       17555   SH    Sole                      12180              5375
Lowes Companies Inc.              COM       548661107     6616      102740   SH    Sole                      19750             82990
Lucent Technologies Inc.          COM       549463107       50       15471   SH    Sole                       1800             13671
MBNA Corp                         COM       55262L100     4230      171680   SH    Sole                     134036             37644
Marvell Technology Group Ltd.     COM       G5876H105     2632       57085   SH    Sole                      46035             11050
McDonalds Corporation             COM       580135101      301        8991   SH    Sole                       8085               906
Medtronic Inc.                    COM       585055106     4360       81319   SH    Sole                      63849             17470
Merck                             COM       589331107      213        7825   SH    Sole                       7425               400
Microsoft Corporation             COM       594918104     2954      114794   SH    Sole                      77804             36990
Morgan Stanley Dean Witter Dis    COM       617446448      205        3806   SH    Sole                                         3806
National Fuel Gas Co              COM       636180101      581       17000   SH    Sole                                        17000
Northern Trust Company            COM       665859104     1025       20283   SH    Sole                       8106             12177
Nurses Network Com Inc            COM       670577105        0       34482   SH    Sole                                        34482
O.T. Mining Corporation           COM       671061109      128       30000   SH    Sole                                        30000
Omnicom Group                     COM       681919106     1342       16050   SH    Sole                      13175              2875
Paychex Inc.                      COM       704326107      346        9322   SH    Sole                       8757               565
Pepsico Inc.                      COM       713448108     1763       31081   SH    Sole                      22631              8450
Pfizer, Inc                       COM       717081103     3123      125061   SH    Sole                      73455             51606
PrivateBancorp, Inc.              COM       742962103      636       18550   SH    Sole                       9500              9050
Procter & Gamble Company          COM       742718109     9261      155745   SH    Sole                      52480            103265
Qualcomm Inc.                     COM       747525103     1382       30875   SH    Sole                      24450              6425
Quest Diagnostics, Inc.           COM       74834l100     4949       97925   SH    Sole                                        97925
Royal Dutch Shell PLC ADR CL A    COM       780259206      507        7721   SH    Sole                       1421              6300
SLM Corp                          COM       78442P106     1331       24815   SH    Sole                      22115              2700
Sara Lee Corp                     COM       803111103      396       20911   SH    Sole                      18711              2200
Schlumberger Ltd                  COM       806857108      341        4041   SH    Sole                       3891               150
Servicemaster Co. (The)           COM       81760N109      320       23625   SH    Sole                        900             22725
Sprint Nextel Corporation         COM       852061100      340       14295   SH    Sole                       4125             10170
St. Jude Medical                  COM       790849103     1911       40830   SH    Sole                      32960              7870
Starbucks Corp                    COM       855244109     5194      103673   SH    Sole                      88953             14720
Stericycle Inc.                   COM       858912108     3699       64730   SH    Sole                      54505             10225
Stryker Corporation               COM       863667101      405        8200   SH    Sole                       6600              1600
Suntrust Banks Inc                COM       867914103      260        3750   SH    Sole                        450              3300
Symantec Corp                     COM       871503108     1008       44500   SH    Sole                      37800              6700
Sysco Corp                        COM       871829107     5701      181730   SH    Sole                     101965             79765




Target Corporation                COM       87612e106      3730      71837   SH    Sole                      58285             13552
Teva Pharmaceutical Industries    COM       881624209     11742     351335   SH    Sole                      98555            252780
Texas Instruments Inc.            COM       882508104      1334      39350   SH    Sole                      30475              8875
The PMI Group, Inc.               COM       69344M101      3070      77000   SH    Sole                       1500             75500
UTi Worldwide, Inc.               COM       G87210103      3776      48600   SH    Sole                       7075             41525
United Technologies Corp          COM       913017109       249       4810   SH    Sole                       3310              1500
UnitedHealth Group, Inc.          COM       91324p102      4552      80996   SH    Sole                      65920             15076
Verizon Communications            COM       92343V104       251       7682   SH    Sole                       3686              3996
Videorec Technologies-Private     COM       926990656         0      18438   SH    Sole                                        18438
Wachovia Corp                     COM       929903102       644      13525   SH    Sole                       8700              4825
Wal Mart Stores, Inc.             COM       931142103       782      17850   SH    Sole                      14335              3515
Walgreen Company                  COM       931422109     12922     297389   SH    Sole                      89806            207583
WellPoint, Inc.                   COM       94973V107      7547      99539   SH    Sole                       8840             90699
Wells Fargo & Co.-New             COM       949746101     11404     194704   SH    Sole                      68739            125965
William Wrigley Jr Co             COM       982526105      3098      43096   SH    Sole                      29010             14086
Zimmer Holdings, Inc.             COM       98956P102      9399     136435   SH    Sole                      37095             99340
SPDR Trust, Series 1              ETF       78462f103       957       7775   SH    Sole                       3865              3910
iShares Lehman US Treasury INF    ETF       464287176      1413      13425   SH    Sole                       3175             10250
iShares MSCI Emerging Mkt         ETF       464287234      1692      19935   SH    Sole                       6915             13020
iShares MSCI Japan Index Fund     ETF       464286848       238      19500   SH    Sole                       4000             15500
iShares S&P Smallcap 600 Index    ETF       464287804      1494      25870   SH    Sole                      18575              7295
iShares Trust MSCI EAFE Index     ETF       464287465      3691      63520   SH    Sole                      54815              8705
iShares Trust S&P MidCap 400 I    ETF       464287507      2274      31658   SH    Sole                      28192              3466
iShares tr Lehman 1-3 Year        ETF       464287457       246       3050   SH    Sole                       2000              1050
Royal Bk Scotland Group Plc 6.    PFD       780097796      1506      59100   SH    Sole                       5200             53900
REPORT SUMMARY                           126DATA RECORDS 373024               0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.